4. Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 38,108,160	$ 48,957,223	$ 29,875,727
Cost of sales	(16,815,404)	(25,807,727)	(13,584,983)
Administrative and selling expenses	(2,972,603)	(3,585,133)	(2,909,663)
Other operating income	14,098,495	24,986,160	27,692,377
Other operating expenses	(457,084)	(368,606)	(278,290)
Impairment of property, plant and equipment and intangible assets	(4,016,305)	(5,996,233)	0
CVO receivables update	0	0	23,072,749
Operating income	27,945,259	38,185,684	63,867,917
Other (expenses) income	(20,987,321)	(26,394,744)	(28,455,133)
Net income for the segment	6,957,938	11,790,940	35,412,784
Share in the net income for the segment	6,957,938	11,790,940	35,412,784
Electric Power Generation from Conventional Resources
Disclosure of operating segments [line items]
Revenues	29,730,812	43,726,292	27,668,291
Cost of sales	(14,200,480)	(24,012,251)	(12,537,161)
Administrative and selling expenses	(2,555,522)	(3,217,730)	(2,698,128)
Other operating income	13,661,591	24,841,568	27,504,031
Other operating expenses	(322,577)	(18,619)	(126,170)
Impairment of property, plant and equipment and intangible assets	(4,016,305)	(5,996,233)	0
CVO receivables update			23,072,749
Operating income	22,297,519	35,323,027	62,883,612
Other (expenses) income	(16,287,978)	(24,098,436)	(25,310,045)
Net income for the segment	6,009,541	11,224,591	37,573,567
Share in the net income for the segment	6,009,541	11,224,590	37,573,567
Electric Power Generation from Renewable Resources
Disclosure of operating segments [line items]
Revenues	7,203,510	4,146,543	1,255,133
Cost of sales	(1,885,064)	(991,146)	(369,781)
Administrative and selling expenses	(417,081)	(367,403)	(211,535)
Other operating income	436,904	115,077	156,662
Other operating expenses	(129,459)	(345,035)	(149,150)
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update			0
Operating income	5,208,810	2,558,036	681,329
Other (expenses) income	(4,655,845)	(3,752,595)	(3,649,240)
Net income for the segment	552,965	(1,194,559)	(2,967,911)
Share in the net income for the segment	552,965	(1,194,559)	(2,967,911)
Natural Gas Distribution
Disclosure of operating segments [line items]
Revenues	28,798,655	40,876,013	35,814,016
Cost of sales	(23,560,823)	(30,409,302)	(23,774,779)
Administrative and selling expenses	(6,284,509)	(5,344,536)	(4,238,997)
Other operating income	797,927	1,561,636	482,279
Other operating expenses	(214,812)	(51,408)	(117,284)
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update			0
Operating income	(463,562)	6,632,403	8,165,235
Other (expenses) income	(104,237)	(2,639,712)	(2,405,020)
Net income for the segment	(567,799)	3,992,691	5,760,215
Share in the net income for the segment	174,831	1,425,682	534,325
Others
Disclosure of operating segments [line items]
Revenues	1,763,992	2,279,019	2,310,511
Cost of sales	(1,429,153)	(1,484,828)	(1,388,806)
Administrative and selling expenses	0	0	0
Other operating income	844	29,515	31,684
Other operating expenses	(5,048)	(4,953)	(2,971)
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update			0
Operating income	330,635	818,753	950,418
Other (expenses) income	(50,581)	(220,440)	(304,808)
Net income for the segment	280,054	598,313	645,610
Share in the net income for the segment	220,601	335,227	272,803
Adjustments and Eliminations
Disclosure of operating segments [line items]
Revenues	(29,388,809)	(42,070,644)	(37,172,224)
Cost of sales	24,260,116	31,089,800	24,485,544
Administrative and selling expenses	6,284,509	5,344,536	4,238,997
Other operating income	(798,771)	(1,561,636)	(482,279)
Other operating expenses	214,812	51,409	117,285
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update			0
Operating income	571,857	(7,146,535)	(8,812,677)
Other (expenses) income	111,320	4,316,439	3,213,980
Net income for the segment	683,177	(2,830,096)	(5,598,697)
Share in the net income for the segment	$ 0	$ 0	$ 0